RENT OBLIGATION (Table)	12 Months Ended
Dec. 31, 2011
Rent Obligation [Abstract]
Schedule of Rent Expense [Table Text Block]	The Company’s rent obligation for the years 2012 and 2013 is as follows:
2012	$31,000
2013	$26,000